Service Inventories - Schedule of Service Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Service inventories, gross	$ 74,428	$ 59,306
Less: allowance for obsolete and slow moving service inventories	(2,087)	(1,155)
Service inventories, net	72,341	58,151
Spare Parts [Member]
Service inventories, gross	36,118	29,928
Chemicals [Member]
Service inventories, gross	16,420	14,803
Raw Materials [Member]
Service inventories, gross	3,452	200
Consumables [Member]
Service inventories, gross	$ 18,438	$ 14,375